CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (1,496)	$ (17,897)	$ (23,192)
Other comprehensive income (loss):
Foreign currency translation adjustments	(2,205)	90	161
Reclassification adjustments for realized loss (gain) on hedging instruments, net	985	(1,931)	748
Unrealized gain (loss) on hedging instruments, net	(1,791)	568	1,414
Total Comprehensive loss	$ (4,507)	$ (19,170)	$ (20,869)